Gold loan payable and gold in trust (Details Narrative)		1 Months Ended	12 Months Ended
	May 14, 2019 CAD ($) $ / shares shares	Jan. 22, 2020 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	May 14, 2019 USD ($)
IfrsStatementLineItems [Line Items]
Borrowings, metals, noncurrent			$ 3,227,545	$ 2,842,756
Net gains (losses) on change in fair value of derivatives			(18,156)	44,049	$ (66,631)
Trust assets, metals			915,995	955,781
Proceeds from sale of trust assets				(818,360)	(1,577,704)
Realized gain (loss) on sale of trust assets				19,413	200,932
Gold loan derivative instruments [member]
IfrsStatementLineItems [Line Items]
Deriviative liability, assumptions, expected life (Year)	5 years		2 years 3 months
Derivative liability, assumptions, risk-free interest rate	1.57%		1.23%
Derivative liability, assumptions, expected volatility	11.06%		15.63%
Net gains (losses) on change in fair value of derivatives			$ 18,156	(44,049)
Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of warrants issued (in shares) | shares	500,000
Warrants, exercise price (in CAD per share) | $ / shares	$ 1.50
Warrants, fair value	$ 50,000
Warrants, valuation assumptions, expected life (Year)	5 years
Risk free interest rate, warrants granted	1.54%
Expected dividend, warrants granted	0.00%
Description of expected volatility warrants granted	44.25%
Gold loan [member]
IfrsStatementLineItems [Line Items]
Loan payable, ounces, loaned to company	1,597					1,597
Borrowings, metals, noncurrent	$ 2,790,858		$ 3,227,545	$ 2,842,756	$ 2,541,338	$ 2,072,060
Loan payable, extension period (Year)	2 years
Loan payable, gold delivery payments per month, ounces	100
Borrowings, interest rate	10.00%					10.00%
Borrowings, standby fee	1.00%					1.00%
Loans payable, ounces of gold			397	397	797
Trust assets, metals			$ 915,995	$ 955,781	$ 1,576,366
Proceeds from sale of trust assets		$ 818,360		$ 818,360
Sale of trust assets, ounces of gold		400		400
Realized gain (loss) on sale of trust assets		$ 19,413		$ 19,413